LEASES (Tables)	6 Months Ended
Jun. 30, 2026
LEASES
Schedule of Operating Lease Related Assets And Liabilities And Other Related Information

Information related to operating leases as of June 30, 2026 and December 31, 2025 are as follows:

	As of
	June 30, 2026	December 31, 2025
Assets
Operating lease right-of-use assets, non-current	$4,344	$2,809
Liabilities
Operating lease liabilities, current	$1,276	$891
Operating lease liabilities, non-current	$3,182	$2,176
Weighted average remaining lease term (years)	4.2	3.6
Weighted average discount rate	4.3%	5.7%

Schedule Of Components Of Operating Lease Expense

Information related to operating lease activities during the six months ended June 30, 2026 and 2025 are as follows:

	Six Months Ended June 30,
	2026	2025
Operating lease expense	$626	$491
Expense for short-term leases within 12 months	$6	$21

Schedule of Lessee, Operating Lease, Future Minimum Lease Payments

Future minimum lease payments from June 30, 2026 until the expiration of the leases are as follows:

Remainder of 2026	$696
2027	1,457
2028	976
2029	784
2030	686
Thereafter	312
Total undiscounted lease payments	$4,911
Less: imputed interest	(453)
Total lease liabilities	$4,458